GOVERNMENT SUBSIDIES	12 Months Ended
Dec. 31, 2013
GOVERNMENT SUBSIDIES
GOVERNMENT SUBSIDIES

19. GOVERNMENT SUBSIDIES

        For the years ended December 31, 2011, 2012 and 2013, the Group received $220,559, $3,910,930 and $5,883,180 of government subsidies, respectively, mainly include subsidies from a government authority to encourage the Company's production of specific films and to subsidize the equipment purchases of the movie theaters. The total amounts recognized as government subsidies income and deductions of depreciation and amortization expenses were $220,559, $3,868,899 and $5,037,267 for the years ended December 31, 2011, 2012, and 2013 respectively.